Related Party Transactions and Balances (Details)	12 Months Ended
Jun. 30, 2025 USD ($)
Fan Zhen [Member]
Related Party Transactions and Balances [Line Items]
Bonus amount	$ 290,000
Xu Lei [Member]
Related Party Transactions and Balances [Line Items]
Bonus amount	$ 200,000